Annual Total Returns [BarChart] - Prospectus-SI Class - Payden Emerging Markets Bond Fund - SI Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2013	(7.13%)
Annual Return 2014	5.40%
Annual Return 2015	(0.77%)
Annual Return 2016	11.55%
Annual Return 2017	11.99%
Annual Return 2018	(6.99%)
Annual Return 2019	16.47%
Annual Return 2020	6.24%